Document and Entity Information	Jan. 29, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2024
Registrant Name	Fidelity Advisor Series IV
Central Index Key	0000719451
Investment Company Type	N-1A
Amendment Flag	false